Other financial assets (Details) - COP ($) $ in Billions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Assets measured at fair value through other comprehensive income
Assets measured at fair value	$ 3,776	$ 3,280
Other financial assets	3,809	3,296
Current	2,447	1,838
Non-current	$ 1,362	1,458
McDermott International Ltd | Series B Non voting preferred stock
Assets measured at fair value through other comprehensive income
Number of shares issued as a plan of restructuring	75,000
Investments in equity securities and trust funds
Assets measured at fair value
Assets measured at fair value	$ 867	552
Hedging instruments
Assets measured at fair value
Assets measured at fair value	336	245
Equity investments and others
Assets measured at fair value through other comprehensive income
Assets measured at fair value through other comprehensive income	953	1,041
Assets measured at amortized cost
Assets measured at fair value through other comprehensive income
Assets measured at amortized cost	33	16
Investment portfolio - Local currency
Assets measured at fair value
Assets measured at fair value	1,039	853
Investment portfolio - Foreign currency
Assets measured at fair value
Assets measured at fair value	$ 581	$ 589